UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

1
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
+33.18% total return for the 12 months ended July 31,
2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, easing novel coronavirus (COVID-19)
pandemic restrictions in certain regions and the development of treatments and vaccines. Geopolitical tensions and rising infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning. Year-
over-year inflation rose late in the 12-month period amid
the economic reopening, higher consumer demand and
constraints in some supply chains. In its July 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, optimism that the eventual success
of vaccination programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +32.50% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +21.28% total return for the 12-month period.
1
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due to
investor concerns about higher inflation and rising COVID-19 infection rates in some countries. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses, led
some foreign investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +20.64% total return
for the 12 months under review.
1
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
The foregoing information reflects our analysis and opinions as of July 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Emerging Market Core Equity (IU) Fund
This annual report for Franklin Emerging Market Core Equity
(IU) Fund covers the fiscal year ended July 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in equity securities of issuers located in “emerging market
countries,” as defined in the Fund’s prospectus.
Performance Overview
The Fund posted a +15.57% cumulative total return for
the 12 months ended July 31, 2021. In comparison, the
MSCI Emerging Markets (EM) Index, which measures the
performance of global emerging market stocks, posted
a +21.00% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits, country weight limits and security weight limit
constraints.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the period under review, the Fund underperformed its
investable universe, as represented by the MSCI EM Index.
From a sector perspective, stock selection and
overweightings in information technology and industrials
added relative value, as did stock selection in real estate.
In contrast, stock selection in communication services,
materials and financials detracted.
Regionally, stock selection and an underweighting in the
Middle East and Africa region benefited relative results.
In contrast, stock selection in Asia, the Latin America and
Caribbean region and Europe detracted from relative
performance, as did an overweighting in Europe.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
Geographic Composition
7/31/21
% of Total
Net Assets
Asia 76.2%
Middle East & Africa 10.1%
Latin America & Caribbean 6.9%
Europe 5.2%
Other 0.5%
Short-Term Investments & Other Net Assets 1.1%
Portfolio Composition
7/31/21
% of Total
Net Assets
Banks 12.3%
Semiconductors & Semiconductor Equipment 10.5%
Metals & Mining 9.3%
Internet & Direct Marketing Retail 6.8%
IT Services 5.6%
Interactive Media & Services 5.4%
Technology Hardware, Storage & Peripherals 4.9%
Insurance 4.6%
Electronic Equipment, Instruments &
Components 2.9%
Chemicals 2.7%
Pharmaceuticals 2.4%
Life Sciences Tools & Services 2.2%
Oil, Gas & Consumable Fuels 2.1%
Textiles, Apparel & Luxury Goods 1.9%
Other* 25.3%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
21
.

Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended July 31, 2021, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
result in future periods.
Thank you for your participation in Franklin Emerging Market
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 6.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Alibaba Group Holding Ltd. 5.0%
Internet & Direct Marketing Retail, China
Tencent Holdings Ltd. 4.8%
Interactive Media & Services, China
Samsung Electronics Co. Ltd. 3.8%
Technology Hardware, Storage & Peripherals,
South Korea
Al Rajhi Bank 2.9%
Banks, Saudi Arabia
Infosys Ltd. 2.2%
IT Services, India
Tata Consultancy Services Ltd. 1.9%
IT Services, India
Fubon Financial Holding Co. Ltd. 1.8%
Insurance, Taiwan
Hana Financial Group, Inc. 1.7%
Banks, South Korea
Itausa SA 1.5%
Banks, Brazil
Top 10 Countries
7/31/21
a
% of Total
Net Assets
a a
China 34.5%
Taiwan 14.3%
South Korea 13.2%
India 11.1%
Brazil 5.4%
South Africa 4.3%
Saudi Arabia 4.2%
Russia 3.2%
United Arab Emirates 1.3%
Mexico 1.3%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of July 31, 2021
Franklin Emerging Market Core Equity (IU) Fund
4
franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/21

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return

Average Annual
Total Return

–
1-Year +15.57% +15.57%
Since Inception (9/30/19)

+24.77% +12.81%
See page 6 for Performance Summary footnotes.

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 6 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
9/30/19–7/31/21

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those as-
sociated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets.
To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospec-
tus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 9/30/19.
5. Source: Morningstar. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–7/31/21)
Net Investment
Income
$0.3576
Total Annual Operating Expenses

With Fee
Waiver
Without Fee
Waiver
0.00% 0.18%

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $994.60 $0.00 $1,024.81 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin International Core Equity (IU) Fund
This annual report for Franklin International Core Equity (IU)
Fund covers the fiscal year ended July 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund intends to invest predominantly
in non-U.S. issuers.
Performance Overview
The Fund posted a +31.00% cumulative total return
for the 12 months ended July 31, 2021. In comparison,
the MSCI Europe, Australasia, Far East (EAFE) Index,
which measures the equity market performance of global
developed markets excluding the U.S. and Canada, posted
a +30.86% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits, country weight limits and security weight limit
constraints.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the period under review, the Fund marginally
outperformed its investable universe, as represented by the
MSCI EAFE Index.
From a sector perspective, stock selection and
underweightings in financials and industrials, stock
selection in health care and an underweighting in consumer
staples contributed to relative results. In contrast, stock
selection in information technology and utilities, as well as an overweighting and stock selection in communication
services, detracted from relative results.
Regionally, stock selection in Europe and North America
benefited relative performance, while stock selection in Asia detracted.
Geographic Composition
7/31/21
% of Total
Net Assets
Europe 58.3%
Asia 30.5%
Australia & New Zealand 6.9%
North America 1.6%
Other 0.8%
Short-Term Investments & Other Net Assets 1.9%
Portfolio Composition
7/31/21
% of Total
Net Assets
Banks 9.2%
Pharmaceuticals 6.4%
Capital Markets 6.1%
Health Care Equipment & Supplies 5.1%
Metals & Mining 4.6%
Machinery 4.4%
Automobiles 4.2%
Chemicals 4.0%
Personal Products 3.9%
Building Products 3.7%
Oil, Gas & Consumable Fuels 3.3%
Diversified Telecommunication Services 3.0%
Professional Services 2.6%
Household Durables 2.4%
Other* 35.2%
Short-Term Investments & Other Net Assets 1.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
28
.

Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin International
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/21
Company
Industry , Country
% of Total
Net Assets
a a
L'Oreal SA 2.7%
Personal Products, France
Partners Group Holding AG 2.3%
Capital Markets, Switzerland
Roche Holding AG 2.1%
Pharmaceuticals, Switzerland
Novo Nordisk A/S 1.9%
Pharmaceuticals, Denmark
Atlas Copco AB 1.9%
Machinery, Sweden
Nippon Telegraph & Telephone Corp. 1.8%
Diversified Telecommunication Services, Japan
BNP Paribas SA 1.7%
Banks, France
Geberit AG 1.6%
Building Products, Switzerland
Investor AB 1.6%
Diversified Financial Services, Sweden
ING Groep NV 1.6%
Banks, Netherlands
Top 10 Countries
7/31/21
a
% of Total
Net Assets
a A
Japan 25.4%
Switzerland 11.9%
France 9.5%
Germany 9.4%
United Kingdom 9.3%
Australia 6.6%
Sweden 5.7%
Netherlands 4.9%
Denmark 3.8%
Hong Kong 3.1%

Performance Summary as of July 31, 2021
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +31.00% +31.00%
Since Inception (8/19/19)
4
+38.31% +18.09%
See page 12 for Performance Summary footnotes.

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 12 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19–7/31/21

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may height-
en risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: Morningstar: The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–7/31/21)
Net Investment
Income
$0.3707
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.08%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,135.10 $0.00 $1,024.81 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin U.S. Core Equity (IU) Fund
This annual report for Franklin U.S. Core Equity (IU) Fund
covers the fiscal year ended July 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets in
U.S. equity securities.
Performance Overview
The Fund posted a +35.39% cumulative total return for
the 12 months ended July 31, 2021. In comparison, the
Standard & Poor’s
®
500 Index (S&P 500
®
), which tracks the
broad U.S. stock market, posted a +36.45% cumulative total
return for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits and security weight limit constraints.
Manager’s Discussion
During the period under review, the Fund underperformed its
investable universe, as represented by the S&P 500.
From a sector perspective, stock selection in real estate
and communications services, as well as stock selection
and underweightings in utilities and consumer discretionary, contributed to relative results. In contrast, stock selection in industrials, information technology, consumer staples and
financials detracted.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Portfolio Composition
7/31/21
% of Total
Net Assets
Software 12.7%
Interactive Media & Services 9.6%
Technology Hardware, Storage & Peripherals 7.0%
Semiconductors & Semiconductor Equipment 7.0%
Capital Markets 5.6%
Banks 4.0%
Specialty Retail 3.8%
Pharmaceuticals 3.3%
Health Care Equipment & Supplies 3.3%
Life Sciences Tools & Services 3.1%
Internet & Direct Marketing Retail 3.0%
Equity Real Estate Investment Trusts (REITs) 3.0%
IT Services 2.8%
Oil, Gas & Consumable Fuels 2.7%
Other* 27.9%
Short-Term Investments & Other Net Assets 1.2%
Top 10 Holdings
7/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Alphabet, Inc. 6.4%
Interactive Media & Services, United States
Microsoft Corp. 5.9%
Software, United States
Apple, Inc. 4.8%
Technology Hardware, Storage & Peripherals,
United States
Facebook, Inc. 3.3%
Interactive Media & Services, United States
Amazon.com, Inc. 3.0%
Internet & Direct Marketing Retail, United States
Accenture plc 2.5%
IT Services, United States
Texas Instruments, Inc. 2.4%
Semiconductors & Semiconductor Equipment,
United States
IDEXX Laboratories, Inc. 2.3%
Health Care Equipment & Supplies, United
States
Goldman Sachs Group, Inc. (The) 2.2%
Capital Markets, United States
Oracle Corp. 1.8%
Software, United States
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
35
.

Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin U.S. Core Equity
(IU) Fund. We look forward to serving your future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2021
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +35.39% +35.39%
Since Inception (8/19/19)
4
+55.82% +25.53%
See page 18 for Performance Summary footnotes.

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19–7/31/21

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund focuses on particular industries, sectors or types of invest-
ment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictability of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of trade wars; and persistently low or negative interest rates. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–7/31/21)
Net Investment
Income
Short-Term
Capital Gain Total
$0.2030 $0.0653 $0.2683
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.04%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,202.20 $0.00 $1,024.81 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.28 0.33
Net realized and unrealized gains (losses) ................................................ 1.34 0.45
Total from investment operations ......................................................... 1.62 0.78
Less distributions from:
Net investment income ............................................................... (0.36) (0.21)
Net realized gains .................................................................. — (—)
d
Total distributions .................................................................... (0.36) (0.21)
Net asset value, end of year ............................................................ $11.83 $10.57
Total return
e
........................................................................ 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction ......................... 0.14% 0.17%
Expenses net of waiver and payments by affiliates ............................................ —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .......................... —%
g
—%
Net investment income ................................................................ 2.41% 3.44%
Supplemental data
Net assets, end of year (000’s) .......................................................... $116,643 $138,590
Portfolio turnover rate ................................................................. 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, July 31, 2021
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Auto Components 0.6%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 15,615 $ 655,700
Automobiles 0.7%
Kia Corp. ........................................... South Korea 10,492 764,440
Banks 10.3%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 418,445 629,530
Al Rajhi Bank ........................................ Saudi Arabia 113,228 3,349,878
a
Axis Bank Ltd. ........................................ India 21,701 207,415
Bank Central Asia Tbk . PT .............................. Indonesia 178,800 369,107
Bank of Beijing Co. Ltd., A ............................... China 263,500 175,010
BDO Unibank , Inc. .................................... Philippines 117,630 240,229
China Merchants Bank Co. Ltd., A ......................... China 71,300 514,258
China Merchants Bank Co. Ltd., H ......................... China 137,000 1,042,229
Hana Financial Group, Inc. .............................. South Korea 53,915 2,029,368
Huaxia Bank Co. Ltd., A ................................ China 159,600 135,408
ICICI Bank Ltd. ....................................... India 47,787 439,986
Industrial Bank Co. Ltd., A ............................... China 257,506 705,301
KB Financial Group, Inc. ................................ South Korea 27,707 1,227,744
Shinhan Financial Group Co. Ltd. ......................... South Korea 23,485 794,114
a
TCS Group Holding plc, GDR ............................ Russia 2,323 193,688
12,053,265
Beverages 0.7%
Arca Continental SAB de CV ............................. Mexico 91,500 553,685
a
Chongqing Brewery Co. Ltd., A ........................... China 6,100 146,213
JiuGui Liquor Co. Ltd., A ................................ China 3,600 106,975
806,873
Building Products 0.3%
China Lesso Group Holdings Ltd. ......................... China 148,000 309,038
Capital Markets 1.7%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 292,600 856,788
GF Securities Co. Ltd., A ................................ China 75,000 179,215
Guotai Junan Securities Co. Ltd., A ........................ China 95,300 239,677
Korea Investment Holdings Co. Ltd. ....................... South Korea 4,249 354,196
Meritz Securities Co. Ltd. ............................... South Korea 28,281 120,579
a
Noah Holdings Ltd., ADR ............................... China 7,400 285,640
2,036,095
Chemicals 2.7%
Advanced Petrochemical Co. ............................ Saudi Arabia 17,762 351,372
Huafon Chemical Co. Ltd., A ............................. China 56,800 108,425
Kumho Petrochemical Co. Ltd. ........................... South Korea 3,473 613,784
Lotte Chemical Corp. .................................. South Korea 3,054 687,504
Ningxia Baofeng Energy Group Co. Ltd., A .................. China 55,400 134,683
b
PhosAgro PJSC, GDR, Reg S ............................ Russia 28,512 542,583
Shandong Hualu Hengsheng Chemical Co. Ltd., A ............. China 23,640 113,541
Wanhua Chemical Group Co. Ltd., A ....................... China 35,300 623,799
3,175,691
Commercial Services & Supplies 0.9%
b
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 37,750 143,984
China Everbright Environment Group Ltd. ................... China 782,000 424,115
Country Garden Services Holdings Co. Ltd. .................. China 53,000 430,351
998,450

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.2%
Indocement Tunggal Prakarsa Tbk . PT ..................... Indonesia 302,000 $ 183,879
Consumer Finance 0.9%
Krungthai Card PCL ................................... Thailand 190,000 356,636
a
Lufax Holding Ltd., ADR ................................ China 37,600 282,000
Muangthai Capital PCL ................................. Thailand 66,100 120,184
Srisawad Corp. PCL ................................... Thailand 159,600 310,534
1,069,354
Diversified Consumer Services 0.2%
b
China Education Group Holdings Ltd., Reg S ................. China 67,000 121,494
b
China Yuhua Education Corp. Ltd., 144A, Reg S .............. China 138,000 85,415
206,909
Diversified Financial Services 0.3%
Far East Horizon Ltd. .................................. China 342,000 364,832
Electrical Equipment 1.5%
Contemporary Amperex Technology Co. Ltd., A ............... China 4,800 411,607
Havells India Ltd. ..................................... India 40,602 642,159
WEG SA ............................................ Brazil 96,700 663,049
1,716,815
Electronic Equipment, Instruments & Components 2.9%
BOE Technology Group Co. Ltd., A ........................ China 416,600 371,011
Chaozhou Three-Circle Group Co. Ltd., A ................... China 22,800 164,372
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 272,000 1,075,907
Innolux Corp. ........................................ Taiwan 583,000 391,661
Kingboard Holdings Ltd. ................................ China 142,000 743,945
Kingboard Laminates Holdings Ltd. ........................ Hong Kong 201,000 403,191
Synnex Technology International Corp. ..................... Taiwan 135,000 256,658
3,406,745
Entertainment 1.2%
NetEase , Inc., ADR .................................... China 13,300 1,359,393
Equity Real Estate Investment Trusts (REITs) 0.2%
Fibra Uno Administracion SA de CV ....................... Mexico 227,100 247,557
Food Products 1.2%
b
China Feihe Ltd., 144A, Reg S ........................... China 91,000 174,947
b
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 411,000 222,657
Grupo Bimbo SAB de CV, A .............................. Mexico 66,900 154,187
JBS SA ............................................. United States 102,800 632,631
Uni -President China Holdings Ltd. ......................... China 272,000 273,483
1,457,905
Gas Utilities 1.2%
ENN Energy Holdings Ltd. ............................... China 57,000 1,189,486
Indraprastha Gas Ltd. .................................. India 33,702 253,280
1,442,766
Health Care Equipment & Supplies 1.1%
Kossan Rubber Industries ............................... Malaysia 163,400 133,972
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 10,400 630,461
Sri Trang Gloves Thailand PCL ........................... Thailand 220,400 251,063
Supermax Corp. Bhd. .................................. Malaysia 158,735 123,001
Top Glove Corp. Bhd. .................................. Malaysia 126,500 119,144
1,257,641

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.4%
Apollo Hospitals Enterprise Ltd. ........................... India 2,887 $ 156,849
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 11,103 505,295
Mouwasat Medical Services Co. .......................... Saudi Arabia 7,876 378,865
Sinopharm Group Co. Ltd., H ............................ China 211,600 554,858
1,595,867
Hotels, Restaurants & Leisure 0.9%
Yum China Holdings, Inc. ............................... China 17,400 1,082,106
Household Durables 0.4%
Midea Group Co. Ltd., A ................................ China 46,900 462,264
Household Products 0.4%
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 316,700 512,751
Independent Power and Renewable Electricity Producers 0.2%
Colbun SA .......................................... Chile 1,717,252 251,236
Industrial Conglomerates 0.9%
KOC Holding A/S ..................................... Turkey 150,763 367,643
LG Corp. ............................................ South Korea 1,434 117,250
Sime Darby Bhd. ...................................... Malaysia 567,300 289,036
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 264,953 238,516
1,012,445
Insurance 4.6%
Cathay Financial Holding Co. Ltd. ......................... Taiwan 270,000 526,013
a
China Development Financial Holding Corp. ................. Taiwan 1,589,000 803,974
a
China Life Insurance Co. Ltd. ............................ Taiwan 390,000 368,138
DB Insurance Co. Ltd. .................................. South Korea 4,314 213,838
Fubon Financial Holding Co. Ltd. .......................... Taiwan 770,000 2,071,884
Ping An Insurance Group Co. of China Ltd., A ................ China 133,500 1,111,127
Samsung Life Insurance Co. Ltd. .......................... South Korea 3,306 216,418
5,311,392
Interactive Media & Services 5.4%
a
Baidu, Inc., ADR ...................................... China 2,800 459,228
Momo , Inc., ADR ...................................... China 26,400 327,096
Tencent Holdings Ltd. .................................. China 91,900 5,542,283
6,328,607
Internet & Direct Marketing Retail 6.8%
a
Alibaba Group Holding Ltd. .............................. China 237,900 5,810,136
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 40,400 1,117,919
Naspers Ltd., N ....................................... South Africa 4,330 835,693
a
Vipshop Holdings Ltd., ADR ............................. China 9,400 156,322
7,920,070
IT Services 5.6%
HCL Technologies Ltd. ................................. India 60,609 836,560
Infosys Ltd. .......................................... India 116,215 2,535,216
Tata Consultancy Services Ltd. ........................... India 51,581 2,201,204
Tech Mahindra Ltd. .................................... India 48,900 796,826
TravelSky Technology Ltd., H ............................ China 80,000 135,901
6,505,707
Leisure Products 0.2%
Giant Manufacturing Co. Ltd. ............................. Taiwan 19,000 219,025
Life Sciences Tools & Services 2.2%
a
Divi's Laboratories Ltd. ................................. India 7,457 492,430

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
b
Pharmaron Beijing Co. Ltd., H, 144A, Reg S ................. China 21,200 $ 464,922
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 31,440 696,873
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 61,000 931,723
2,585,948
Machinery 1.2%
Haitian International Holdings Ltd. ......................... China 136,000 497,890
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 11,288 171,477
Sany Heavy Industry Co. Ltd., A .......................... China 114,600 441,907
Weichai Power Co. Ltd., A ............................... China 79,200 210,467
Zoomlion Heavy Industry Science and Technology Co. Ltd., A .... China 90,900 107,466
1,429,207
Marine 0.6%
a
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 126,000 599,839
a
HMM Co. Ltd. ........................................ South Korea 4,374 152,016
751,855
Metals & Mining 8.8%
African Rainbow Minerals Ltd. ............................ South Africa 23,150 472,396
China Hongqiao Group Ltd. .............................. China 466,500 618,502
China Molybdenum Co. Ltd., H ........................... China 333,000 243,735
Cia Siderurgica Nacional SA ............................. Brazil 136,000 1,220,814
Impala Platinum Holdings Ltd. ............................ South Africa 38,252 689,620
Kumba Iron Ore Ltd. ................................... South Africa 13,184 699,542
MMC Norilsk Nickel PJSC ............................... Russia 3,264 1,128,148
Novolipetsk Steel PJSC ................................ Russia 222,540 786,576
POSCO ............................................ South Korea 3,387 1,074,731
Severstal PAO ....................................... Russia 45,624 1,115,972
Sibanye Stillwater Ltd. .................................. South Africa 81,034 353,199
Tata Steel Ltd. ........................................ India 16,190 312,983
Vale SA ............................................. Brazil 28,800 601,438
Vedanta Ltd. ......................................... India 225,119 916,769
10,234,425
Oil, Gas & Consumable Fuels 2.1%
China Shenhua Energy Co. Ltd., A ........................ China 80,300 211,598
Exxaro Resources Ltd. ................................. South Africa 52,989 655,811
GS Holdings Corp. .................................... South Korea 9,567 355,346
Polski Koncern Naftowy ORLEN SA ....................... Poland 64,236 1,216,873
2,439,628
Personal Products 1.2%
Colgate-Palmolive India Ltd. ............................. India 25,906 594,463
Marico Ltd. .......................................... India 107,488 791,555
1,386,018
Pharmaceuticals 2.4%
Aurobindo Pharma Ltd. ................................. India 32,327 399,111
China Medical System Holdings Ltd. ....................... China 256,000 519,883
CSPC Pharmaceutical Group Ltd. ......................... China 823,600 1,111,720
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 32,008 270,244
Kalbe Farma Tbk . PT .................................. Indonesia 1,404,900 122,443
Richter Gedeon Nyrt . .................................. Hungary 13,328 365,653
2,789,054
Real Estate Management & Development 1.6%
Agile Group Holdings Ltd. ............................... China 248,000 271,324

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Aldar Properties PJSC ................................. United Arab
Emirates 825,339 $ 890,801
Barwa Real Estate Co. ................................. Qatar 400,398 336,140
Land & Houses PCL ................................... Thailand 727,900 172,517
Logan Group Co. Ltd. .................................. China 224,000 238,690
1,909,472
Semiconductors & Semiconductor Equipment 10.5%
a
Daqo New Energy Corp., ADR ........................... China 7,700 456,225
LONGi Green Energy Technology Co. Ltd., A ................. China 47,320 632,023
MediaTek , Inc. ....................................... Taiwan 11,000 360,024
a
Novatek Microelectronics Corp. ........................... Taiwan 60,000 1,104,786
Realtek Semiconductor Corp. ............................ Taiwan 22,000 464,953
SK Hynix, Inc. ........................................ South Korea 14,759 1,441,462
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 370,000 7,740,288
12,199,761
Specialty Retail 1.6%
Jarir Marketing Co. .................................... Saudi Arabia 4,805 257,740
JUMBO SA .......................................... Greece 7,148 113,565
Mr Price Group Ltd. .................................... South Africa 52,484 781,007
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 270,000 376,795
Zhongsheng Group Holdings Ltd. ......................... China 38,000 350,215
1,879,322
Technology Hardware, Storage & Peripherals 4.9%
a
Asustek Computer, Inc. ................................. Taiwan 30,000 377,543
Lenovo Group Ltd. .................................... China 1,042,000 971,641
Samsung Electronics Co. Ltd. ............................ South Korea 64,881 4,423,331
5,772,515
Textiles, Apparel & Luxury Goods 1.9%
ANTA Sports Products Ltd. .............................. China 19,000 413,653
Bosideng International Holdings Ltd. ....................... China 678,000 424,504
Li Ning Co. Ltd. ....................................... China 58,500 617,833
Page Industries Ltd. ................................... India 886 376,214
Pou Chen Corp. ...................................... Taiwan 296,000 374,737
2,206,941
Thrifts & Mortgage Finance 0.8%
Housing Development Finance Corp. Ltd. ................... India 28,872 951,370
Transportation Infrastructure 0.4%
International Container Terminal Services, Inc. ................ Philippines 77,400 240,979
Westports Holdings Bhd. ................................ Malaysia 208,400 200,499
441,478
Wireless Telecommunication Services 0.6%
a
MTN Group Ltd. ...................................... South Africa 51,103 367,098
SK Telecom Co. Ltd. ................................... South Korea 465 121,514
Vodacom Group Ltd. ................................... South Africa 21,448 191,264
679,876
Total Common Stocks (Cost $94,679,664) ......................................
112,371,688

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 2.5%
Banks 2.0%
a
Banco Bradesco SA ................................... Brazil 126,190 $ 587,578
c
Itausa SA, 0.9% ...................................... Brazil 808,400 1,733,838
2,321,416
Metals & Mining 0.5%
c
Bradespar SA, 8.23% .................................. Brazil 43,900 623,434
Total Preferred Stocks (Cost $3,089,179) .......................................
2,944,850
Total Long Term Investments (Cost $97,768,843) ................................
115,316,538
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,279,965 1,279,965
Total Money Market Funds (Cost $1,279,965) ...................................
1,279,965
Total Short Term Investments (Cost $1,279,965 ) .................................
1,279,965
a
Total Investments (Cost $99,048,808) 100.0% ...................................
$116,596,503
Other Assets, less Liabilities 0. 0%
†
............................................
46,656
Net Assets 100.0% ...........................................................
$116,643,159
See Abbreviations on page 55 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $4,879,312, representing 4.2% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.35 0.25
Net realized and unrealized gains (losses) ................................................ 2.80 0.30
Total from investment operations ......................................................... 3.15 0.55
Less distributions from:
Net investment income ............................................................... (0.37) (0.24)
Net asset value, end of year ............................................................ $13.09 $10.31
Total return
d
........................................................................ 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 0.04% 0.08%
Expenses net of waiver and payments by affiliates ............................................ —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .......................... —%
f
—%
Net investment income ................................................................ 2.93% 2.57%
Supplemental data
Net assets, end of year (000’s) .......................................................... $360,375 $281,150
Portfolio turnover rate ................................................................. 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, July 31, 2021
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Air Freight & Logistics 1.5%
Deutsche Post AG ..................................... Germany 79,229 $ 5,369,674
Auto Components 0.2%
Aisin Corp. .......................................... Japan 11,100 449,372
Toyota Industries Corp. ................................. Japan 4,200 352,317
801,689
Automobiles 3.8%
Bayerische Motoren Werke AG ........................... Germany 9,143 909,139
Daimler AG .......................................... Germany 46,983 4,192,918
Stellantis NV ......................................... United States 203,566 3,903,855
Toyota Motor Corp. .................................... Japan 53,600 4,811,965
13,817,877
Banks 9.2%
a
Bank Leumi Le-Israel BM ............................... Israel 89,414 683,758
Barclays plc ......................................... United Kingdom 946,884 2,290,258
BNP Paribas SA ...................................... France 103,000 6,281,122
CaixaBank SA ........................................ Spain 523,866 1,555,901
Commonwealth Bank of Australia ......................... Australia 52,461 3,845,553
DBS Group Holdings Ltd. ............................... Singapore 229,000 5,124,185
a
FinecoBank Banca Fineco SpA ........................... Italy 63,601 1,138,915
ING Groep NV ....................................... Netherlands 444,646 5,705,360
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 250,800 1,324,897
Standard Chartered plc ................................. United Kingdom 60,745 364,102
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 148,200 4,995,686
33,309,737
Beverages 1.5%
Anheuser-Busch InBev SA/NV ........................... Belgium 31,456 1,985,340
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 105,900 295,545
Pernod Ricard SA ..................................... France 13,491 2,977,680
5,258,565
Biotechnology 0.9%
CSL Ltd. ............................................ Australia 14,411 3,067,758
Building Products 3.7%
AGC, Inc. ........................................... Japan 61,000 2,608,552
Cie de Saint-Gobain ................................... France 50,997 3,645,335
Geberit AG .......................................... Switzerland 7,071 5,805,844
Xinyi Glass Holdings Ltd. ............................... Hong Kong 324,000 1,210,897
13,270,628
Capital Markets 6.1%
3i Group plc ......................................... United Kingdom 192,695 3,424,311
Hargreaves Lansdown plc ............................... United Kingdom 53,653 1,216,716
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 26,600 1,699,987
Julius Baer Group Ltd. ................................. Switzerland 5,532 365,123
Partners Group Holding AG .............................. Switzerland 4,822 8,237,731
Singapore Exchange Ltd. ............................... Singapore 156,500 1,369,372
UBS Group AG ....................................... Switzerland 339,306 5,590,335
21,903,575
Chemicals 3.7%
BASF SE ........................................... Germany 11,206 880,588
b
Covestro AG, 144A, Reg S .............................. Germany 14,667 944,906
EMS-Chemie Holding AG ............................... Switzerland 1,671 1,852,403
Mitsubishi Chemical Holdings Corp. ....................... Japan 121,100 1,016,139

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Mitsubishi Gas Chemical Co., Inc. ......................... Japan 47,900 $ 997,800
Mitsui Chemicals, Inc. .................................. Japan 57,000 1,817,668
Nitto Denko Corp. ..................................... Japan 42,700 3,172,543
Sumitomo Chemical Co. Ltd. ............................. Japan 203,900 1,061,405
Tosoh Corp. ......................................... Japan 81,600 1,432,004
13,175,456
Construction Materials 0.1%
James Hardie Industries plc, CDI ......................... United States 14,821 500,005
Diversified Financial Services 2.2%
Investor AB, B ........................................ Sweden 230,639 5,711,664
a
Kinnevik AB, B ....................................... Sweden 52,833 2,303,298
8,014,962
Diversified Telecommunication Services 3.0%
a
BT Group plc ........................................ United Kingdom 430,943 1,037,878
Deutsche Telekom AG .................................. Germany 165,708 3,439,278
Nippon Telegraph & Telephone Corp. ...................... Japan 251,900 6,450,686
10,927,842
Electrical Equipment 1.1%
Mitsubishi Electric Corp. ................................ Japan 293,600 3,983,345
Electronic Equipment, Instruments & Components 0.4%
Keyence Corp. ....................................... Japan 2,600 1,448,208
Entertainment 1.0%
Nintendo Co. Ltd. ..................................... Japan 6,700 3,444,491
Equity Real Estate Investment Trusts (REITs) 1.3%
Goodman Group ...................................... Australia 253,261 4,211,991
Nomura Real Estate Master Fund, Inc. ..................... Japan 310 492,582
4,704,573
Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize NV ............................ Netherlands 47,024 1,461,796
Lawson, Inc. ......................................... Japan 14,800 743,850
2,205,646
Food Products 1.5%
Nestle SA ........................................... Switzerland 39,815 5,041,761
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 400,500 331,839
5,373,600
Gas Utilities 1.2%
Osaka Gas Co. Ltd. ................................... Japan 117,700 2,198,955
Tokyo Gas Co. Ltd. .................................... Japan 112,800 2,135,161
4,334,116
Health Care Equipment & Supplies 4.7%
Coloplast A/S, B ...................................... Denmark 16,145 2,952,264
DiaSorin SpA ........................................ Italy 4,848 983,965
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 53,771 1,183,602
Hoya Corp. .......................................... Japan 35,800 5,053,873
Koninklijke Philips NV .................................. Netherlands 20,522 946,299
Olympus Corp. ....................................... Japan 43,600 897,260
b
Siemens Healthineers AG, 144A, Reg S .................... Germany 16,618 1,097,190

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG .................................... Switzerland 9,469 $ 3,717,860
16,832,313
Health Care Providers & Services 0.2%
Fresenius SE & Co. KGaA ............................... Germany 12,726 668,907
Household Durables 2.4%
Barratt Developments plc ............................... United Kingdom 186,506 1,822,398
Iida Group Holdings Co. Ltd. ............................. Japan 46,400 1,119,665
Persimmon plc ....................................... United Kingdom 11,345 457,565
Sekisui House Ltd. .................................... Japan 124,800 2,471,725
Sony Group Corp. ..................................... Japan 19,600 2,047,543
Taylor Wimpey plc ..................................... United Kingdom 309,676 707,900
8,626,796
Industrial Conglomerates 2.1%
CK Hutchison Holdings Ltd. .............................. United Kingdom 379,500 2,772,725
Hitachi Ltd. .......................................... Japan 42,400 2,438,815
Siemens AG ......................................... Germany 14,967 2,335,447
7,546,987
Insurance 1.1%
Admiral Group plc ..................................... United Kingdom 34,097 1,610,460
CNP Assurances ...................................... France 52,877 898,851
NN Group NV ........................................ Netherlands 32,051 1,593,527
4,102,838
Interactive Media & Services 1.0%
a,b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 165,573 1,499,901
Kakaku.com, Inc. ..................................... Japan 13,000 354,759
REA Group Ltd. ....................................... Australia 15,862 1,889,414
3,744,074
Internet & Direct Marketing Retail 0.4%
a,b
Zalando SE, 144A, Reg S ............................... Germany 7,876 875,158
ZOZO, Inc. .......................................... Japan 21,700 739,074
1,614,232
IT Services 1.7%
a
Amadeus IT Group SA ................................. Spain 17,137 1,123,906
Fujitsu Ltd. .......................................... Japan 28,700 4,882,742
6,006,648
Life Sciences Tools & Services 0.9%
Sartorius Stedim Biotech ................................ France 5,651 3,225,976
Machinery 4.4%
Atlas Copco AB, A ..................................... Sweden 73,433 4,973,253
Atlas Copco AB, B ..................................... Sweden 32,704 1,859,496
CNH Industrial NV ..................................... United Kingdom 68,571 1,145,018
Epiroc AB, A ......................................... Sweden 131,891 3,072,352
Epiroc AB, B ......................................... Sweden 53,395 1,072,784
Kurita Water Industries Ltd. .............................. Japan 9,100 441,974
Makita Corp. ......................................... Japan 17,600 915,182
Techtronic Industries Co. Ltd. ............................ Hong Kong 130,500 2,327,100
15,807,159
Marine 0.7%
AP Moller - Maersk A/S, A ............................... Denmark 886 2,368,580

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.5%
Hakuhodo DY Holdings, Inc. ............................. Japan 69,600 $ 1,058,652
Publicis Groupe SA .................................... France 9,293 586,698
1,645,350
Metals & Mining 4.6%
Anglo American plc .................................... South Africa 22,699 1,005,738
ArcelorMittal SA ...................................... Luxembourg 41,729 1,457,465
BHP Group Ltd. ...................................... Australia 53,826 2,114,078
BHP Group plc ....................................... Australia 27,432 888,020
Evraz plc ........................................... Russia 151,615 1,295,192
Fortescue Metals Group Ltd. ............................. Australia 73,068 1,335,051
Norsk Hydro ASA ..................................... Norway 53,252 354,268
Rio Tinto Ltd. ........................................ Australia 24,154 2,367,171
Rio Tinto plc ......................................... Australia 46,951 3,987,461
Sumitomo Metal Mining Co. Ltd. .......................... Japan 22,700 919,971
voestalpine AG ....................................... Austria 17,667 779,425
16,503,840
Multiline Retail 0.8%
a
Next plc ............................................ United Kingdom 25,444 2,786,826
Multi-Utilities 0.5%
E.ON SE ............................................ Germany 159,567 1,961,722
Oil, Gas & Consumable Fuels 3.3%
BP plc .............................................. United Kingdom 867,093 3,480,031
Equinor ASA ......................................... Norway 94,792 1,846,378
Inpex Corp. .......................................... Japan 161,900 1,148,286
Lundin Energy AB ..................................... Sweden 55,109 1,717,989
a
Thungela Resources Ltd. ............................... South Africa 2,269 7,029
TotalEnergies SE ..................................... France 86,002 3,750,424
11,950,137
Paper & Forest Products 0.4%
Oji Holdings Corp. ..................................... Japan 260,100 1,499,603
Personal Products 3.9%
L'Oreal SA .......................................... France 21,109 9,657,643
Unilever plc .......................................... United Kingdom 73,718 4,241,974
13,899,617
Pharmaceuticals 6.4%
Astellas Pharma, Inc. .................................. Japan 55,000 876,006
AstraZeneca plc ...................................... United Kingdom 3,213 369,152
Bayer AG ........................................... Germany 14,482 862,860
Ipsen SA ............................................ France 11,627 1,242,520
Novo Nordisk A/S, B ................................... Denmark 75,242 6,965,088
Orion OYJ, B ........................................ Finland 32,975 1,403,657
Otsuka Holdings Co. Ltd. ............................... Japan 39,600 1,574,063
Roche Holding AG .................................... Switzerland 19,371 7,483,254
Sanofi .............................................. France 18,862 1,944,251
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 27,500 476,170
23,197,021
Professional Services 2.6%
Adecco Group AG ..................................... Switzerland 48,192 2,886,033
Persol Holdings Co. Ltd. ................................ Japan 26,200 528,595
Randstad NV ........................................ Netherlands 35,847 2,600,834

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................... Netherlands 28,375 $ 3,234,983
9,250,445
Real Estate Management & Development 2.4%
Henderson Land Development Co. Ltd. ..................... Hong Kong 436,000 1,947,993
LEG Immobilien SE .................................... Germany 17,578 2,778,265
Sun Hung Kai Properties Ltd. ............................ Hong Kong 245,000 3,504,793
Swire Pacific Ltd., A ................................... Hong Kong 48,500 301,272
8,532,323
Road & Rail 0.4%
Nippon Express Co. Ltd. ................................ Japan 19,700 1,439,080
Semiconductors & Semiconductor Equipment 1.8%
ASML Holding NV ..................................... Netherlands 2,606 1,992,071
a
Renesas Electronics Corp. .............................. Japan 64,600 701,145
Tokyo Electron Ltd. .................................... Japan 9,600 3,959,284
6,652,500
Software 1.2%
a
Check Point Software Technologies Ltd. .................... Israel 9,000 1,143,900
SAP SE ............................................ Germany 23,345 3,350,415
4,494,315
Specialty Retail 1.0%
Kingfisher plc ........................................ United Kingdom 529,400 2,718,834
Yamada Holdings Co. Ltd. ............................... Japan 215,900 1,020,009
3,738,843
Technology Hardware, Storage & Peripherals 0.9%
Brother Industries Ltd. .................................. Japan 54,000 1,098,951
Logitech International SA ............................... Switzerland 17,926 1,969,520
3,068,471
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 16,782 481,297
Pandora A/S ......................................... Denmark 10,532 1,362,356
1,843,653
Tobacco 0.3%
Imperial Brands plc .................................... United Kingdom 51,048 1,092,796
Trading Companies & Distributors 1.8%
Ferguson plc ......................................... United States 9,948 1,394,400
Marubeni Corp. ....................................... Japan 479,400 4,080,372
Mitsui & Co. Ltd. ...................................... Japan 38,700 888,258
6,363,030
Wireless Telecommunication Services 1.1%
KDDI Corp. .......................................... Japan 131,300 4,015,627
Total Common Stocks (Cost $287,615,194) .....................................
349,391,456
Preferred Stocks 1.1%
Automobiles 0.4%
c
Bayerische Motoren Werke AG, 2.65% ..................... Germany 17,664 1,516,237
Chemicals 0.3%
c
FUCHS PETROLUB SE, 2.36% .......................... Germany 21,216 1,057,207

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Health Care Equipment & Supplies 0.4%
c
Sartorius AG, 0.14% ................................... Germany 2,451 $ 1,482,704
Total Preferred Stocks (Cost $4,014,096) .......................................
4,056,148
Total Long Term Investments (Cost $291,629,290) ...............................
353,447,604
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a
Money Market Funds 1.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,932,836 5,932,836
Total Money Market Funds (Cost $5,932,836) ...................................
5,932,836
Total Short Term Investments (Cost $5,932,836 ) .................................
5,932,836
a
Total Investments (Cost $297,562,126) 99.7% ...................................
$359,380,440
Other Assets, less Liabilities 0.3% .............................................
994,910
Net Assets 100.0% ...........................................................
$360,375,350
See Abbreviations on page 55 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $5,044,539, representing 1.4% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.21 0.21
Net realized and unrealized gains (losses) ................................................ 3.74 1.27
Total from investment operations ......................................................... 3.95 1.48
Less distributions from:
Net investment income ............................................................... (0.20) (0.17)
Net realized gains .................................................................. (0.07) —
Total distributions .................................................................... (0.27) (0.17)
Net asset value, end of year ............................................................ $14.99 $11.31
Total return
d
........................................................................ 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 0.01% 0.03%
Expenses net of waiver and payments by affiliates
f
........................................... —% —%
Net investment income ................................................................ 1.60% 2.12%
Supplemental data
Net assets, end of year (000’s) .......................................................... $1,316,677 $722,523
Portfolio turnover rate ................................................................. 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, July 31, 2021
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 98.8%
Aerospace & Defense 1.0%
General Dynamics Corp. .............................................. 6,551 $ 1,284,193
Huntington Ingalls Industries, Inc. ....................................... 19,827 4,067,112
Lockheed Martin Corp. ............................................... 4,447 1,652,816
Northrop Grumman Corp. ............................................. 12,281 4,458,249
a
TransDigm Group, Inc. ............................................... 1,902 1,219,353
12,681,723
Air Freight & Logistics 0.6%
United Parcel Service, Inc., B .......................................... 43,649 8,352,673
Airlines 0.1%
a
Southwest Airlines Co. ............................................... 20,617 1,041,571
a
Automobiles 0.1%
a
Tesla, Inc. ......................................................... 2,073 1,424,566
a
Banks 4.0%
Bank of America Corp. ............................................... 48,457 1,858,811
Citigroup, Inc. ...................................................... 15,715 1,062,648
Citizens Financial Group, Inc. .......................................... 214,346 9,036,827
Fifth Third Bancorp .................................................. 30,289 1,099,188
JPMorgan Chase & Co. ............................................... 48,558 7,370,133
KeyCorp .......................................................... 357,236 7,023,260
PNC Financial Services Group, Inc. (The) ................................. 124,307 22,674,840
Truist Financial Corp. ................................................ 20,647 1,123,816
US Bancorp ....................................................... 20,685 1,148,845
52,398,368
Beverages 1.0%
a
Monster Beverage Corp. .............................................. 131,639 12,416,190
PepsiCo, Inc. ...................................................... 8,466 1,328,739
13,744,929
Biotechnology 1.8%
AbbVie, Inc. ....................................................... 95,351 11,089,321
Amgen, Inc. ....................................................... 11,759 2,840,269
Gilead Sciences, Inc. ................................................ 16,515 1,127,809
a
Regeneron Pharmaceuticals, Inc. ....................................... 3,819 2,194,436
a
Vertex Pharmaceuticals, Inc. ........................................... 31,149 6,279,015
23,530,850
Building Products 0.5%
A O Smith Corp. .................................................... 32,861 2,311,114
Fortune Brands Home & Security, Inc. .................................... 12,291 1,198,004
Johnson Controls International plc ....................................... 18,903 1,350,052
Masco Corp. ....................................................... 21,131 1,261,732
6,120,902
Capital Markets 5.6%
Bank of New York Mellon Corp. (The) .................................... 45,733 2,347,475
BlackRock, Inc. ..................................................... 1,461 1,266,936
Goldman Sachs Group, Inc. (The) ....................................... 77,558 29,074,943
Invesco Ltd. ....................................................... 182,579 4,451,276
MarketAxess Holdings, Inc. ............................................ 2,725 1,294,838
Moody's Corp. ...................................................... 3,746 1,408,496
Morgan Stanley ..................................................... 14,553 1,396,797
S&P Global, Inc. .................................................... 33,346 14,296,097

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
T Rowe Price Group, Inc. ............................................. 89,844 $ 18,342,551
73,879,409
Chemicals 2.5%
Albemarle Corp. .................................................... 7,366 1,517,691
Celanese Corp. ..................................................... 7,570 1,179,179
Dow, Inc. ......................................................... 151,091 9,391,817
Ecolab, Inc. ........................................................ 5,838 1,289,205
LyondellBasell Industries NV, A ......................................... 127,879 12,702,221
Sherwin-Williams Co. (The) ............................................ 24,384 7,096,475
33,176,588
Commercial Services & Supplies 0.4%
Republic Services, Inc. ............................................... 11,517 1,363,152
Rollins, Inc. ........................................................ 98,366 3,770,369
5,133,521
Communications Equipment 0.1%
Cisco Systems, Inc. ................................................. 23,695 1,311,992
Consumer Finance 1.3%
Capital One Financial Corp. ........................................... 71,544 11,568,665
Discover Financial Services ........................................... 10,369 1,289,074
Synchrony Financial ................................................. 97,024 4,562,068
17,419,807
Distributors 0.2%
Genuine Parts Co. .................................................. 9,592 1,217,417
a
LKQ Corp. ........................................................ 24,959 1,266,669
2,484,086
Diversified Financial Services 0.1%
a
Berkshire Hathaway, Inc., B ............................................ 4,327 1,204,161
a
Electric Utilities 0.6%
American Electric Power Co., Inc. ....................................... 14,653 1,291,222
Exelon Corp. ....................................................... 41,122 1,924,510
NextEra Energy, Inc. ................................................. 17,259 1,344,476
PPL Corp. ......................................................... 43,347 1,229,754
Southern Co. (The) .................................................. 19,640 1,254,407
Xcel Energy, Inc. .................................................... 17,867 1,219,423
8,263,792
Electrical Equipment 0.5%
Eaton Corp. plc ..................................................... 8,597 1,358,756
Emerson Electric Co. ................................................ 37,067 3,739,690
a
Generac Holdings, Inc. ............................................... 3,915 1,641,794
6,740,240
Energy Equipment & Services 0.1%
Halliburton Co. ..................................................... 51,536 1,065,764
Entertainment 1.2%
Activision Blizzard, Inc. ............................................... 26,240 2,194,189
Electronic Arts, Inc. .................................................. 31,292 4,504,796
a
Netflix, Inc. ........................................................ 8,523 4,411,249

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
a
Walt Disney Co. (The) ................................................ 27,571 $ 4,853,048
15,963,282
Equity Real Estate Investment Trusts (REITs) 3.0%
Extra Space Storage, Inc. ............................................. 8,148 1,418,893
a
Host Hotels & Resorts, Inc. ............................................ 70,898 1,129,405
Kimco Realty Corp. .................................................. 56,426 1,203,566
Public Storage ..................................................... 69,054 21,577,994
Weyerhaeuser Co. .................................................. 404,842 13,655,321
38,985,179
Food & Staples Retailing 2.2%
Kroger Co. (The) .................................................... 395,695 16,104,786
Sysco Corp. ....................................................... 15,555 1,154,181
Walmart, Inc. ...................................................... 77,841 11,096,235
28,355,202
Food Products 0.1%
Lamb Weston Holdings, Inc. ........................................... 14,915 995,875
Health Care Equipment & Supplies 3.3%
Danaher Corp. ..................................................... 32,072 9,541,099
a
DexCom, Inc. ...................................................... 3,382 1,743,455
a
IDEXX Laboratories, Inc. .............................................. 45,446 30,836,474
STERIS plc ........................................................ 6,564 1,430,624
43,551,652
Health Care Providers & Services 2.0%
HCA Healthcare, Inc. ................................................. 54,950 13,638,590
a
Laboratory Corp. of America Holdings .................................... 18,248 5,404,145
Quest Diagnostics, Inc. ............................................... 9,840 1,395,312
UnitedHealth Group, Inc. .............................................. 14,478 5,968,121
26,406,168
Health Care Technology 0.9%
Cerner Corp. ....................................................... 138,355 11,122,358
Hotels, Restaurants & Leisure 0.8%
a
Chipotle Mexican Grill, Inc. ............................................ 920 1,714,365
Domino's Pizza, Inc. ................................................. 5,140 2,701,019
a
Las Vegas Sands Corp. ............................................... 21,299 902,013
McDonald's Corp. ................................................... 5,367 1,302,624
Starbucks Corp. .................................................... 11,106 1,348,602
a
Wynn Resorts Ltd. .................................................. 9,319 916,337
Yum! Brands, Inc. ................................................... 12,639 1,660,638
10,545,598
Household Durables 0.4%
DR Horton, Inc. ..................................................... 13,500 1,288,305
Lennar Corp., A ..................................................... 27,914 2,935,157
PulteGroup, Inc. .................................................... 21,879 1,200,501
5,423,963
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 153,530 12,205,635
Industrial Conglomerates 0.5%
3M Co. ........................................................... 35,873 7,100,702

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Insurance 0.3%
Lincoln National Corp. ................................................ 17,693 $ 1,090,242
MetLife, Inc. ....................................................... 34,070 1,965,839
Unum Group ....................................................... 39,762 1,089,479
4,145,560
Interactive Media & Services 9.6%
a
Alphabet, Inc., A .................................................... 10,411 28,052,752
a
Alphabet, Inc., C .................................................... 20,568 55,624,510
a
Facebook, Inc., A ................................................... 120,969 43,101,255
126,778,517
Internet & Direct Marketing Retail 3.0%
a
Amazon.com, Inc. ................................................... 12,025 40,014,270
a
IT Services 2.8%
Accenture plc, A .................................................... 105,488 33,511,428
Cognizant Technology Solutions Corp., A .................................. 17,604 1,294,422
a
DXC Technology Co. ................................................. 31,562 1,261,849
Fidelity National Information Services, Inc. ................................. 8,412 1,253,808
37,321,507
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc. ............................................. 11,274 1,727,515
a
Bio-Rad Laboratories, Inc., A ........................................... 2,159 1,596,602
a
Charles River Laboratories International, Inc. ............................... 3,808 1,549,551
a
Mettler-Toledo International, Inc. ........................................ 12,592 18,556,956
Thermo Fisher Scientific, Inc. .......................................... 14,874 8,032,109
a
Waters Corp. ...................................................... 24,861 9,691,067
41,153,800
Machinery 0.9%
Caterpillar, Inc. ..................................................... 5,154 1,065,590
Deere & Co. ....................................................... 14,448 5,224,252
Dover Corp. ....................................................... 8,298 1,386,762
Snap-on, Inc. ...................................................... 11,522 2,511,566
Stanley Black & Decker, Inc. ........................................... 5,890 1,160,624
11,348,794
Media 0.6%
Comcast Corp., A ................................................... 36,289 2,134,882
Fox Corp., A ....................................................... 38,605 1,376,654
Fox Corp., B ....................................................... 82,022 2,726,411
Interpublic Group of Cos., Inc. (The) ..................................... 39,333 1,390,815
7,628,762
Metals & Mining 1.2%
Nucor Corp. ....................................................... 149,701 15,571,898
Multiline Retail 0.9%
Target Corp. ....................................................... 44,442 11,601,584
Multi-Utilities 0.8%
CMS Energy Corp. .................................................. 20,105 1,242,288
DTE Energy Co. .................................................... 44,577 5,229,774
NiSource, Inc. ...................................................... 49,115 1,216,578
Public Service Enterprise Group, Inc. .................................... 20,349 1,266,318

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Multi-Utilities (continued)
Sempra Energy ..................................................... 9,238 $ 1,206,945
10,161,903
Oil, Gas & Consumable Fuels 2.7%
Cabot Oil & Gas Corp. ............................................... 73,645 1,178,320
a
DT Midstream, Inc. .................................................. 22,289 945,054
EOG Resources, Inc. ................................................ 294,500 21,457,270
Exxon Mobil Corp. ................................................... 210,383 12,111,749
35,692,393
Pharmaceuticals 3.3%
AstraZeneca plc, ADR ................................................ 72,037 4,123,398
Bristol-Myers Squibb Co. .............................................. 19,400 1,316,678
Eli Lilly & Co. ...................................................... 11,464 2,791,484
Johnson & Johnson ................................................. 138,007 23,764,805
Merck & Co., Inc. ................................................... 126,447 9,719,981
a
Organon & Co. ..................................................... 12,147 352,385
Pfizer, Inc. ......................................................... 40,377 1,728,539
43,797,270
Professional Services 0.5%
Robert Half International, Inc. .......................................... 57,750 5,671,627
Verisk Analytics, Inc. ................................................. 7,267 1,380,294
7,051,921
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................................. 29,649 2,859,943
a
Road & Rail 0.3%
JB Hunt Transport Services, Inc. ........................................ 7,378 1,242,824
Old Dominion Freight Line, Inc. ......................................... 9,657 2,599,182
3,842,006
Semiconductors & Semiconductor Equipment 7.0%
Applied Materials, Inc. ................................................ 42,589 5,959,479
Broadcom, Inc. ..................................................... 2,650 1,286,310
a
Enphase Energy, Inc. ................................................ 9,017 1,709,623
Intel Corp. ......................................................... 257,622 13,839,454
a
Maxim Integrated Products, Inc. ........................................ 19,342 1,932,459
a
Micron Technology, Inc. ............................................... 255,041 19,786,081
a
Qorvo, Inc. ........................................................ 6,772 1,283,904
QUALCOMM, Inc. ................................................... 34,289 5,136,492
Skyworks Solutions, Inc. .............................................. 49,969 9,219,780
Teradyne, Inc. ...................................................... 9,579 1,216,533
Texas Instruments, Inc. ............................................... 163,734 31,210,975
92,581,090
Software 12.7%
a
Adobe, Inc. ........................................................ 32,856 20,424,275
a
Cadence Design Systems, Inc. ......................................... 149,043 22,006,199
Intuit, Inc. ......................................................... 41,599 22,046,222
Microsoft Corp. ..................................................... 270,993 77,208,616
Oracle Corp. ....................................................... 276,897 24,128,805
a
Synopsys, Inc. ..................................................... 4,968 1,430,734
167,244,851
Specialty Retail 3.8%
a
AutoZone, Inc. ..................................................... 893 1,449,848

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Best Buy Co., Inc. ................................................... 49,973 $ 5,614,466
Home Depot, Inc. (The) ............................................... 64,087 21,032,712
L Brands, Inc. ...................................................... 115,912 9,281,074
Lowe's Cos., Inc. .................................................... 48,055 9,259,718
a
O'Reilly Automotive, Inc. .............................................. 2,352 1,420,232
Tractor Supply Co. .................................................. 7,503 1,357,518
49,415,568
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. ........................................................ 435,671 63,546,972
Hewlett Packard Enterprise Co. ......................................... 689,255 9,994,197
HP, Inc. ........................................................... 664,457 19,182,874
92,724,043
Tobacco 1.7%
Altria Group, Inc. .................................................... 25,347 1,217,670
Philip Morris International, Inc. ......................................... 204,886 20,507,040
21,724,710
Trading Companies & Distributors 0.5%
a
United Rentals, Inc. .................................................. 3,707 1,221,642
WW Grainger, Inc. ................................................... 11,053 4,913,943
6,135,585
Wireless Telecommunication Services 0.1%
a
T-Mobile US, Inc. ................................................... 8,901 1,281,922
a
Total Common Stocks (Cost $1,055,108,850) ....................................
1,300,708,453
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 14,712,778 14,712,778
Total Money Market Funds (Cost $14,712,778) ..................................
14,712,778
Total Short Term Investments (Cost $14,712,778 ) ................................
14,712,778
a
Total Investments (Cost $1,069,821,628) 99.9% ..................................
$1,315,421,231
Other Assets, less Liabilities 0.1% .............................................
1,255,874
Net Assets 100.0% ...........................................................
$1,316,677,105
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $97,768,843 $291,629,290 $1,055,108,850
Cost - Non-controlled affiliates (Note 3 d ) ...................... 1,279,965 5,932,836 14,712,778
Value - Unaffiliated issuers ................................ $115,316,538 $353,447,604 $1,300,708,453
Value - Non-controlled affiliates (Note 3 d ) ..................... 1,279,965 5,932,836 14,712,778
Cash .................................................. — — 41,695
Foreign currency, at value (cost $13,231, $52 and $– respectively) .... 13,210 51 —
Receivables:
Capital shares sold ...................................... — — 60,000,001
Dividends and Interest ................................... 535,505 1,048,086 890,812
Affiliates .............................................. 33,195 19,675 27,104
Total assets ........................................ 117,178,413 360,448,252 1,376,380,843
Liabilities:
Payables:
Investment securities purchased ............................ — — 59,648,091
Custody fees .......................................... 39,624 14,395 2,523
Reports to shareholders .................................. 3,972 6,246 11,466
Professional fees ....................................... 53,481 50,619 41,637
Funds advanced by custodian ............................... 104 — —
Deferred tax ............................................. 443,371 — —
Accrued expenses and other liabilities ......................... (5,298) 1,642 21
Total liabilities ....................................... 535,254 72,902 59,703,738
Net assets, at value ............................... $116,643,159 $360,375,350 $1,316,677,105
Net assets consist of:
Paid-in capital ........................................... $100,581,997 $283,254,478 $992,928,925
Total distributable earnings (losses) ........................... 16,061,162 77,120,872 323,748,180
Net assets, at value ............................... $116,643,159 $360,375,350 $1,316,677,105
Shares outstanding ....................................... 9,861,381 27,540,988 87,832,548
Net asset value per share .................................. $11.83 $13.09 $14.99

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $446,519, $709,276 and $1,005, respectively)
Unaffiliated issuers ...................................... $3,313,922 $9,318,849 $13,420,424
Non-controlled affiliates (Note 3 d ) ........................... 51 113 386
Other income
a
........................................... 5,332 10,456 28,321
Total investment income ................................. 3,319,305 9,329,418 13,449,131
Expenses:
Custodian fees (Note 4 ) .................................... 70,198 17,079 4,954
Reports to shareholders .................................... 7,473 8,414 10,248
Registration and filing fees .................................. 1,316 811 811
Professional fees ......................................... 101,571 91,838 77,215
Trustees' fees and expenses ................................ 2,581 4,287 9,099
Pricing fees ............................................. 5,018 5,717 6,820
Other .................................................. 9,908 8,144 8,905
Total expenses ....................................... 198,065 136,290 118,052
Expense reductions (Note 4 ) ............................. (4,562) (3,649) (5,043)
Expenses waived/paid by affiliates (Note 3e) ................. (193,503) (132,641) (113,009)
Net expenses ....................................... — — —
Net investment income .............................. 3,319,305 9,329,418 13,449,131
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $306,058, $– and $– respectively)
Unaffiliated issuers .................................... 12,137,585 24,024,713 87,253,053
Foreign currency transactions .............................. (33,973) (20,946) —
Net realized gain (loss) ................................ 12,103,612 24,003,767 87,253,053
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 6,237,574 50,823,004 156,834,679
Translation of other assets and liabilities denominated in foreign currencies ........................................... 6,605 2,447 —
Change in deferred taxes on unrealized appreciation ............. (383,412) — —
Net change in unrealized appreciation (depreciation) .......... 5,860,767 50,825,451 156,834,679
Net realized and unrealized gain (loss) .......................... 17,964,379 74,829,218 244,087,732
Net increase (decrease) in net assets resulting from operations ........ $21,283,684 $84,158,636 $257,536,863
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,319,305 $3,861,868 $9,329,418 $6,044,017
Net realized gain (loss) ............ 12,103,612 (13,151,577) 24,003,767 (7,815,898)
Net change in unrealized appreciation
(depreciation) ................. 5,860,767 11,244,781 50,825,451 11,010,006
Net increase (decrease) in net
assets resulting from operations . 21,283,684 1,955,072 84,158,636 9,238,125
Distributions to shareholders ......... (4,129,235) (3,048,359) (9,874,237) (6,253,020)
Capital share transactions (Note 2 ) ..... (39,101,774) 139,683,771 4,940,723 278,165,123
Net increase (decrease) in net
assets ..................... (21,947,325) 138,590,484 79,225,122 281,150,228
Net assets:
Beginning of year .................. 138,590,484 — 281,150,228 —
End of year ...................... $116,643,159 $138,590,484 $360,375,350 $281,150,228
a
For the period August 19, 2019 (effective date) to July 31, 2020.

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Year Ended
July 31, 2021
Year Ended
July 31, 2020
b
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,449,131 $10,545,470
Net realized gain (loss) ................................................. 87,253,053 (5,523,681)
Net change in unrealized appreciation (depreciation) ........................... 156,834,679 88,764,924
Net increase (decrease) in net assets resulting from operations ................ 257,536,863 93,786,713
Distributions to shareholders .............................................. (17,301,985) (9,021,649)
Capital share transactions (Note 2 ) .......................................... 353,919,187 637,757,976
Net increase (decrease) in net assets ................................... 594,154,065 722,523,040
Net assets:
Beginning of year ....................................................... 722,523,040 —
End of year ........................................................... $1,316,677,105 $722,523,040
b
For the period August 1 , 2019 (commencement of o perations ) to July 31, 2020.

Franklin Fund Allocator Series

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds'  NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Year ended July 31, 2021
Shares sold ................................... 427,047 $4,782,057 1,596,753 $20,522,251
Shares issued in reinvestment of distributions .......... 364,815 4,129,235 838,534 9,874,237
Shares redeemed ............................... (4,048,308) (48,013,066) (2,169,981) (25,455,765)
Net increase (decrease) .......................... (3,256,446) $(39,101,774) 265,306 $4,940,723
Year ended July 31, 2020
a
Shares sold ................................... 17,587,033 $181,725,321 30,705,087 $313,020,901
Shares issued in reinvestment of distributions .......... 327,184 3,039,459 626,647 6,232,520
Shares redeemed ............................... (4,796,390) (45,081,009) (4,056,052) (41,088,298)
Net increase (decrease) .......................... 13,117,827 $139,683,771 27,275,682 $278,165,123
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Year ended July 31, 2021
Shares sold ................................... 27,745,453 $401,283,967
Shares issued in reinvestment of distributions .......... 1,368,212 17,301,985
Shares redeemed ............................... (5,164,118) (64,666,765)
Net increase (decrease) .......................... 23,949,547 $353,919,187
Year ended July 31, 2020
b
Shares sold ................................... 66,744,892 $668,243,661
Shares issued in reinvestment of distributions .......... 898,807 9,006,529
Shares redeemed ............................... (3,760,698) (39,492,214)
Net increase (decrease) .......................... 63,883,001 $637,757,976
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
For the period August 1, 2019 (commencement of operations) to July 31, 2020.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2021, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $769,974 $40,590,420 $(40,080,429) $— $— $1,279,965 1,279,965 $51
Total Affiliated Securities .... $769,974 $40,590,420 $(40,080,429) $— $— $1,279,965 $51

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2021, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $3,295,841 $24,906,824 $(22,269,829) $— $— $5,932,836 5,932,836 $113
Total Affiliated Securities .... $3,295,841 $24,906,824 $(22,269,829) $— $— $5,932,836 $113
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $7,725,842 $32,791,167 $(25,804,231) $— $— $14,712,778 14,712,778 $386
Total Affiliated Securities .... $7,725,842 $32,791,167 $(25,804,231) $— $— $14,712,778 $386
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Other Affiliated Transactions
At July 31, 2021, Franklin Fund Allocator Series owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended July 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
During the year ended July 31, 2021, the following Funds utilized capital loss carryforwards as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Conservative Allocation Fund 1,104,981 11.2%
Franklin Moderate Allocation Fund 3,027,433 30.7%
Franklin Growth Allocation Fund 2,992,952 30.4%
Franklin International Core Equity (IU) Fund
Franklin Conservative Allocation Fund 3,697,264 13.4%
Franklin Moderate Allocation Fund 8,692,951 31.6%
Franklin Growth Allocation Fund 8,322,565 30.2%
Franklin U.S. Core Equity (IU) Fund
Franklin Conservative Allocation Fund 13,187,093 15.0%
Franklin Moderate Allocation Fund 29,179,441 33.2%
Franklin Growth Allocation Fund 25,315,379 28.8%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Emerging
Market Core
Equity (IU)
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 484,105
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Capital loss utilized carryforwards .... $100 $3,844,941
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended July 31, 2021 and 2020, was as follows:
At July 31, 2021 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions, and wash sales.
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core Equity
(IU) Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $4,129,235 $3,048,359 $9,874,237 $6,253,020
Franklin U.S. Core Equity (IU) Fund
2021 2020
Distributions paid from:
Ordinary income ........................ $17,301,985 $9,021,649
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
a a a
Cost of investments ....................... $99,915,101 $299,302,140
Unrealized appreciation ..................... $22,578,879 $66,584,271
Unrealized depreciation ..................... (5,897,477) (6,505,971)
Net unrealized appreciation (depreciation) ....... $16,681,402 $60,078,300
Distributable earnings:
Undistributed ordinary income ................ $433,065 $7,870,249
Undistributed long term capital gains ........... — 9,045,661
Total distributable earnings .................. $433,065 $16,915,910
Franklin U.S.
Core Equity (IU)
Fund
a a
Cost of investments ....................... $1,070,713,982
Unrealized appreciation ..................... $258,617,342
Unrealized depreciation ..................... (13,910,093)
Net unrealized appreciation (depreciation) ....... $244,707,249
Distributable earnings:
Undistributed ordinary income ................ $46,285,924
Undistributed long term capital gains ........... 32,755,007
Total distributable earnings .................. $79,040,931
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The Funds, except for Franklin Emerging Market Core Equity (IU) Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
6. Investment Transactions
Purchases and sales of investments for the year ended July 31, 2021, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $144,320,945 $325,357,065 $1,186,573,468
Sales .................................. $184,940,389 $321,539,511 $839,048,479
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ 655,700 $ — $ 655,700
Automobiles .......................... — 764,440 — 764,440
Banks ............................... 433,917 11,619,348 — 12,053,265
Beverages ........................... 553,685 253,188 — 806,873
Building Products ...................... — 309,038 — 309,038
Capital Markets ........................ 1,142,428 893,667 — 2,036,095
Chemicals ........................... 542,583 2,633,108 — 3,175,691
Commercial Services & Supplies ........... — 998,450 — 998,450
Construction Materials .................. — 183,879 — 183,879
Consumer Finance ..................... 282,000 787,354 — 1,069,354
Diversified Consumer Services ............ 85,415 121,494 — 206,909
Diversified Financial Services ............. 364,832 — — 364,832
Electrical Equipment .................... 663,049 1,053,766 — 1,716,815
Electronic Equipment, Instruments &
Components ........................ — 3,406,745 — 3,406,745
Entertainment ......................... 1,359,393 — — 1,359,393
Equity Real Estate Investment Trusts (REITs) . 247,557 — — 247,557
Food Products ........................ 1,009,475 448,430 — 1,457,905
Gas Utilities .......................... — 1,442,766 — 1,442,766
Health Care Equipment & Supplies ......... 508,036 749,605 — 1,257,641
Health Care Providers & Services .......... — 1,595,867 — 1,595,867
Hotels, Restaurants & Leisure ............. 1,082,106 — — 1,082,106
Household Durables .................... — 462,264 — 462,264
Household Products .................... 512,751 — — 512,751
Independent Power and Renewable Electricity
Producers .......................... 251,236 — — 251,236
Industrial Conglomerates ................ 606,159 406,286 — 1,012,445
Insurance ............................ — 5,311,392 — 5,311,392
Interactive Media & Services .............. 786,324 5,542,283 — 6,328,607
Internet & Direct Marketing Retail .......... 156,322 7,763,748 — 7,920,070
IT Services ........................... — 6,505,707 — 6,505,707
Leisure Products ....................... — 219,025 — 219,025
Life Sciences Tools & Services ............ — 2,585,948 — 2,585,948
Machinery ............................ 497,890 931,317 — 1,429,207
Marine .............................. — 751,855 — 751,855
Metals & Mining ....................... 2,294,648 7,939,777 — 10,234,425
Oil, Gas & Consumable Fuels ............. 655,811 1,783,817 — 2,439,628
Personal Products ..................... — 1,386,018 — 1,386,018
Pharmaceuticals ....................... — 2,789,054 — 2,789,054
Real Estate Management & Development .... — 1,909,472 — 1,909,472
Semiconductors & Semiconductor Equipment . 456,225 11,743,536 — 12,199,761
Specialty Retail ........................ 781,007 1,098,315 — 1,879,322
Technology Hardware, Storage & Peripherals . — 5,772,515 — 5,772,515
Textiles, Apparel & Luxury Goods .......... — 2,206,941 — 2,206,941
Thrifts & Mortgage Finance ............... — 951,370 — 951,370
Transportation Infrastructure .............. 441,478 — — 441,478
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 191,264 $ 488,612 $ — $ 679,876
Preferred Stocks ........................ 2,944,850 — — 2,944,850
Short Term Investments ................... 1,279,965 — — 1,279,965
Total Investments in Securities ........... $20,130,406 $96,466,097
a
$— $116,596,503
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... — 5,369,674 — 5,369,674
Auto Components ...................... — 801,689 — 801,689
Automobiles .......................... — 13,817,877 — 13,817,877
Banks ............................... — 33,309,737 — 33,309,737
Beverages ........................... — 5,258,565 — 5,258,565
Biotechnology ......................... — 3,067,758 — 3,067,758
Building Products ...................... — 13,270,628 — 13,270,628
Capital Markets ........................ — 21,903,575 — 21,903,575
Chemicals ........................... — 13,175,456 — 13,175,456
Construction Materials .................. — 500,005 — 500,005
Diversified Financial Services ............. — 8,014,962 — 8,014,962
Diversified Telecommunication Services ..... — 10,927,842 — 10,927,842
Electrical Equipment .................... — 3,983,345 — 3,983,345
Electronic Equipment, Instruments &
Components ........................ — 1,448,208 — 1,448,208
Entertainment ......................... — 3,444,491 — 3,444,491
Equity Real Estate Investment Trusts (REITs) . — 4,704,573 — 4,704,573
Food & Staples Retailing ................. — 2,205,646 — 2,205,646
Food Products ........................ — 5,373,600 — 5,373,600
Gas Utilities .......................... — 4,334,116 — 4,334,116
Health Care Equipment & Supplies ......... — 16,832,313 — 16,832,313
Health Care Providers & Services .......... — 668,907 — 668,907
Household Durables .................... — 8,626,796 — 8,626,796
Industrial Conglomerates ................ — 7,546,987 — 7,546,987
Insurance ............................ — 4,102,838 — 4,102,838
Interactive Media & Services .............. — 3,744,074 — 3,744,074
Internet & Direct Marketing Retail .......... — 1,614,232 — 1,614,232
IT Services ........................... — 6,006,648 — 6,006,648
Life Sciences Tools & Services ............ — 3,225,976 — 3,225,976
Machinery ............................ — 15,807,159 — 15,807,159
Marine .............................. — 2,368,580 — 2,368,580
Media ............................... — 1,645,350 — 1,645,350
Metals & Mining ....................... — 16,503,840 — 16,503,840
Multiline Retail ........................ — 2,786,826 — 2,786,826
Multi-Utilities .......................... — 1,961,722 — 1,961,722
Oil, Gas & Consumable Fuels ............. 7,029 11,943,108 — 11,950,137
Paper & Forest Products ................. — 1,499,603 — 1,499,603
Personal Products ..................... — 13,899,617 — 13,899,617
Pharmaceuticals ....................... — 23,197,021 — 23,197,021
Professional Services ................... — 9,250,445 — 9,250,445
Real Estate Management & Development .... — 8,532,323 — 8,532,323
Road & Rail .......................... — 1,439,080 — 1,439,080
Semiconductors & Semiconductor Equipment . — 6,652,500 — 6,652,500
Software ............................. 1,143,900 3,350,415 — 4,494,315
Specialty Retail ........................ — 3,738,843 — 3,738,843
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Technology Hardware, Storage & Peripherals . $ — $ 3,068,471 $ — $ 3,068,471
Textiles, Apparel & Luxury Goods .......... — 1,843,653 — 1,843,653
Tobacco ............................. — 1,092,796 — 1,092,796
Trading Companies & Distributors .......... — 6,363,030 — 6,363,030
Wireless Telecommunication Services ....... — 4,015,627 — 4,015,627
Preferred Stocks ........................ — 4,056,148 — 4,056,148
Short Term Investments ................... 5,932,836 — — 5,932,836
Total Investments in Securities ........... $7,083,765 $352,296,675
b
$— $359,380,440
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
c
Common Stocks ........................ 1,300,708,453 — — 1,300,708,453
Short Term Investments ................... 14,712,778 — — 14,712,778
Total Investments in Securities ........... $1,315,421,231 $— $— $1,315,421,231
a
Includes foreign securities valued at $96,466,097, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $352,296,675, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of each of the funds listed below (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the
"Funds") as of July 31, 2021, the related statements of operations and changes in net assets, including the related notes, and each of the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July
31, 2021, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of
America.
Franklin Emerging Market Core Equity (IU) Fund
(a)
Franklin International Core Equity (IU) Fund
(a)
Franklin U.S. Core Equity (IU) Fund
(b)
(a)
Statement of operations for the year ended July 31, 2021, and statement of changes in net assets for the year ended July 31, 2021 and for the period August
19, 2019 (effective date) through July 31, 2020, and the financial highlights for the year ended July 31, 2021 and for the period August 19, 2019 (effective date)
through July 31, 2020
(b)
Statement of operations for the year ended July 31, 2021, and statement of changes in net assets for the year ended July 31, 2021 and for the period August
1, 2019 (commencement of operations) through July 31, 2020, and the financial highlights for the year ended July 31, 2021 and for the period August 19, 2019
(effective date) through July 31, 2020
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
September 23, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2021:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended July 31, 2021:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2021:
Under Section 871(k)(2)(C) of the Internal Revenue Code, Franklin U.S Core Equity (IU) Fund hereby reports the maximum amount allowable but no less than $4,017,035 as a short term capital gain dividend for purposes of the tax imposed under
Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended July 31, 2021.
Franklin
U.S. Core
Equity (IU)
Fund
$10,713,044
Franklin
Emerging
Market
Core Equity
(IU) Fund
Franklin
International
Core Equity
(IU) Fund
$2,495,187 $8,996,938
Franklin
U.S.
Core Equity
(IU) Fund
$11,184,644
Franklin
Emerging
Market
Core Equity
(IU) Fund
Franklin
International
Core Equity
(IU) Fund
Foreign Taxes Paid $617,336 $635,752
Foreign Source Income $3,711,621 $10,217,405

Franklin Fund Allocator Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund for the one-year period ended November
30, 2020. In doing so, the Board noted that each Fund
has been in operation for less than three years. The Board
considered the performance returns for each Fund in
comparison to the performance returns of mutual funds
deemed comparable to the Fund included in a universe
(Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of
investment company data. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Emerging Market Core Equity (IU) Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional emerging markets funds. The Fund commenced operations on September 30, 2019, and thus
has been in operation for less than three years. The Board
noted that, while the Fund’s annualized total return for the one-year period was below the median of its Performance
Universe, the return was 10.98%. Given the Fund’s short-
operating history and positive one-year return, the Board
concluded that the Fund’s performance was satisfactory.
Franklin International Core Equity (IU) Fund and Franklin
U.S. Core Equity (IU) Fund – The Performance Universe for
the Franklin International Core Equity (IU) Fund included the
Fund and all retail and institutional international large-cap core funds. The Performance Universe for the Franklin U.S.
Core Equity (IU) Fund included the Fund and all retail and
institutional large-cap core funds. The Funds commenced
operations on August 19, 2019, and thus have been in
operation for less than three years. The Board noted
that each Fund’s annualized total return for the one-year
period was above the median of its respective Performance
Universe. The Board concluded that each Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board noted that, pursuant to each Management
Agreement, the Manager provides general investment
management and administrative services to each Fund for
a zero management fee. The Board also noted that the
Manager assumes all expenses incurred by each Fund
(including acquired fund fees and expenses), excluding
certain non-routine expenses, such as those relating to
litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted that
comparative fee data for the Funds customarily prepared
by Broadridge Financial Services, Inc. was not provided
because the Funds have a zero management fee. The
Board concluded that the management fee for each Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.

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Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board
noted that because each Fund will pay a zero management
fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

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Shareholder Information

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Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at
sec.gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $108,296 for the fiscal year ended July 31, 2021 and $135,978 for the fiscal year ended July 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended July 31, 2021 and $183,444 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included valuation services related to a fair value engagement, for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, and professional fees in connection with determining the feasibility of a U.S. direct lending structure, asset under management certification, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended July 31, 2021 and $183,444 for the fiscal year ended July 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date September 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date September 27, 2021

By S\Robert G. Kubilis______________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date September 27, 2021